Equity	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Equity

Note 10. Equity

2017 Equity Incentive Plan

On May 11, 2017, the Company adopted the ASV Holdings, Inc. 2017 Equity Incentive Plan (the “2017 Plan”). The maximum number of shares of common stock reserved for issuance under the 2017 Plan is 1,250 shares. The total number of shares reserved for issuance however, can be adjusted to reflect certain corporate transactions or changes in the Company’s capital structure. The Company’s employees and members of the board of directors who are not the Company’s employees or employees of the Company’s affiliates are eligible to participate in the 2017 Plan. The 2017 Plan is administered by the compensation committee of the Company’s board of directors. The 2017 Plan provides that the committee has the authority to, among other things, select plan participants, determine the type and amount of rewards, determine the award terms, fix all other conditions of any awards, interpret the plan and any plan awards. Under the 2017 Plan, the committee can grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and performance units. The 2017 Plan requires that the exercise price for stock options and stock appreciation rights be not less then fair market value of the Company’s common stock on date of grant.

The Company awarded a total of 104 restricted stock units to employees and directors under the 2017 Plan on June 2, 2017. The restricted stock units are subject to the same conditions as the restricted stock awards except the restricted stock units will not have voting rights and the common stock will not be issued until the vesting criteria are satisfied.

The following table contains information regarding restricted stock units:

September 30, 2017
Outstanding on January 1, 2017	—
Units granted during the period	104
Vested and issued	—
Forfeited	—
Outstanding on September 30, 2017	104

On June 2, 2017, the Company granted an aggregate of 53 restricted stock units to employees pursuant to the 2017 Plan. Restricted stock units of 9, 24 and 20 vest in 2017, 2018 and 2019, respectively.

On June 2, 2017, the Company granted 51 restricted stock units to officers pursuant to the 2017 Plan. Restricted stock units of 17, 17 and 17 vest on June 2, 2018, 2019 and 2020, respectively.

The value of the restricted stock is being charged to compensation expense over the vesting period. Compensation expense includes expense related to restricted stock units of $96 and $0 for the three months ended September 30, 2017 and 2016, respectively, and $231 and $0 for the nine months ended September 30, 2017 and 2016, respectively. Additional compensation expense related to restricted stock units will be $110, $285, $212 and $58 for the remainder of 2017, 2018, 2019 and 2020, respectively.